Employee Benefits - Schedule of Change in the Respective Assumptions (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase decrease in defined benefit obligation	$ (19,352)
Increase decrease in defined benefit obligation	21,358
Pension increase [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase decrease in defined benefit obligation	16,738
Increase decrease in defined benefit obligation	(15,276)
Actuarial assumption of mortality rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase decrease in defined benefit obligation	6,295
Increase decrease in defined benefit obligation	$ (6,380)